TAXES ON INCOME - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before taxes on income, as reported in the consolidated statements of income	$ 604,826	$ 457,700	$ 345,332
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Preferred Enterprise / Preferred Technology Enterprise benefits/Special Preferred Technology Enterprise	(13.30%)	(6.80%)	(3.30%)
Changes in valuation allowance	(1.40%)	1.60%	0.50%
Earnings taxed under foreign law	6.70%	(0.90%)	0.70%
Tax settlements and prior years adjustments	11.90%	4.40%	0.40%
Other	(0.10%)	4.70%	1.70%
Effective tax rate	26.80%	26.10%	23.00%